Government Money Market Portfolio Annual Fund Operating Expenses - Government Money Market Portfolio - Government Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.33%